Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year Ended	December 31, 2015	December 31, 2014

Current:
Federal	$-	$-
State	8,840	1,600

Total current	8,840	1,600

Deferred:
Federal	-	-
State	-	-

Total deferred	-	-

Provision for income taxes	$8,840	$1,600

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31, 2015	December 31, 2014

Deferred tax assets
Net operating losses	$6,507,000	$2,631,000
Patents	175,000	326,000
Accrued expenses	60,000	952,000
R&D credits	137,000	85,000
Warrants	2,675,000	765,000

Total	9,554,000	4,759,000

Less: Valuation allowance	(9,554,000)	(4,759,000)

	$-	$-